Current and deferred income tax liability (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Current And Deferred Income Tax Liability [Abstract]
Income (loss) before income taxes	$ 9,488	$ (6,964)
Expected Tax Rate @ 26.50% (2016 - 26.00%)	2,555	(1,780)
Effect of tax rate differences	(512)	2,365
Stock based compensation costs	258	195
Other Non-deductible expenses	449	(8,531)
Unrealized foreign exchange income	148	42
Inflation Adjustment for Mexico tax purposes	(420)	(214)
Change in benefit of other temporary differences not recognized	2,280	8,273
Foreign exchange and other	807	2,506
Mining royalties and other	6,397	2,901
Income tax expense	$ 10,348	$ 5,757